LEASES - Schedule of Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at 1 January	$ 10,192	$ 7,075
Interest expense accrued	5,127
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(32,665)
Other movements	94	0
Currency translation	(992)	841
Balance at 31 December	20,875	10,192
- Current portion	2,419	1,962	[1]	$ 2,182
- Non-current portion	18,456	8,230	[1]	$ 4,893
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New Leases	14,118	3,780
Interest expense accrued	680	766
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ (3,217)	$ (2,270)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.